Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 9 -	INCOME TAX:

a.	Basis of taxation

Current tax is calculated with reference to the profit of the Company and its subsidiary in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiary operates and the factors that influenced the current and deferred taxation in those jurisdictions:

Israel

The Company is taxed under the laws of the State of Israel at a corporate tax rate of 23%. In 2020, the Company was at a loss position and therefore had no corporate tax liability.

Korea

Nanox Korea is subject to a Corporate income tax with accordance with the Korean tax law. The tax rate ranges between 10% to 25%, depending on the companies’ taxable income. In Addition, Nanox Korea is subject to a Local income tax of 10%. In 2020, Nanox Korea was at a loss position and therefore had no corporate tax liability.

Japan

Nanox Inc. is subject to national corporate income tax, and enterprise tax, which, in the aggregate resulted in effective tax rate of approximately 33.59% for the year ended December 31, 2020.

Under Japanese tax law and regulations, every company is required to submit an annual tax return to tax authorities. The statute of limitations to request a correction of prior year tax liabilities is five years from when the original tax return was filed. After filling of tax return, the tax authorities may conduct tax inspections on an irregular basis.

b.	Tax assessments

Nanox IL , Nanox Korea and Nanox Inc. have not been assessed since inception.

c.	Deferred tax assets

Nanox IL’s deferred tax asset as of December 31, 2020 was related to tax losses accumulated since September 3, 2019 and carryforward.

A full valuation allowance was created against deferred tax assets arisen from the carryforward tax losses, since the realization of any future benefit from the carryforward tax losses cannot be sufficiently assured as of December 31, 2020.

The reconciling item between the statutory tax rate of the Company and the effective tax rate is the change in valuation allowance in respect of tax benefits from carried forward tax losses due to uncertainty of the realization of such tax benefits.

Change in valuation allowance for the year ended December 31, 2020 was $3,262 thousand.